Total
Destinations Large Cap Equity Fund
Destinations Large Cap Equity Fund
Investment objective
Long term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Destinations Large Cap Equity Fund		Class I	Class Z
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.20%	0.05%
Total Annual Fund Operating Expenses		0.95%	0.80%
Fee Waivers and Expense Reimbursements	[1]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements		0.80%	0.65%
[1]	The Fund’s adviser, Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2023 and may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Destinations Large Cap Equity Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class I	82	288	511	1,153
Class Z	66	240	429	976

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000® Index, which ranged from approximately $2.9 billion to $2,545.6 billion as of the last reconstitution of the index on May 6, 2022.The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passively managed (i.e., index-tracking) strategy or an actively managed strategy. ETFs may also be used to transition the Fund’s portfolio or to equitize cash while awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.
The Fund invests primarily in common and preferred stock, rights or warrants to purchase common or preferred stock, interests in Real Estate Investment Trusts (REITs), securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures, and other securities with equity characteristics. A Sub-adviser employing an actively managed strategy will select securities based on its assessment of one or more of a variety of factors about the company or the market.
The Fund may also invest in futures contracts for speculative or hedging purposes.
Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives.
A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes the security will no longer contribute to meeting the investment objective of the Fund or selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities.
The Fund may also lend portfolio securities in an attempt to earn additional income. Any income realized through securities lending may help Fund performance.

Principal risks of investing in the Fund
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
The Fund’s principal risks include:
Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.
Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.
Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.
Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Depositary Receipts Risk. Because the Fund may invest in American Depositary Receipts (“ADRs”) and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.
Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.
Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.
Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.
Private Placement Risk. A private placement involves the sale of securities that have not been registered under U.S. or foreign securities laws to certain institutional and qualified individual purchasers. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Securities sold through private placements are not publicly traded and, therefore, are less liquid. Companies seeking private placement investments tend to be in earlier stages of development and have not yet been fully tested in the public marketplace.
Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.
Derivatives Risk. Derivatives, such as futures, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, currency, liquidity and leverage risks.
Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Convertible Securities Risk. Convertible securities generally tend to be of lower credit quality, and the value of a convertible security may change with the value of the underlying common stock or changes in interest rates. A convertible security may also be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which could result in a loss to the Fund. Additionally, the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.
Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.
Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year for the past four calendar years and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Annual Total Returns (%) as of December 31, 2021

The Fund’s best and worst calendar quarters
Best Quarter: 22.97% (June 30, 2020)
Worst Quarter: -21.43% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2022 to March 31, 2022 was -7.07%.

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2021)
Average Annual Returns - Destinations Large Cap Equity Fund	1 Year	Since Inception		Inception Date
Class I	20.80%	15.90%		Mar. 20, 2017
Class Z	21.08%	15.87%	[1]	Jul. 16, 2018
After Taxes on Distributions | Class I	15.92%	14.41%
After Taxes on Distributions and Sale of Fund Shares | Class I	14.80%	12.51%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	26.45%	17.71%		Mar. 20, 2017
[1]	The Fund’s Class Z shares commenced operations on July 16, 2018.

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I and will vary for Class Z.